Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings
Schedule of Maturities of Long Term Borrowings
As of December 31, 2016, the borrowings will be due according to the following schedule:

		Between 1 to 2	Between 2 to 3	Between 3 to 4	Between 4 to
	Within 1 year	years	years	years	5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	5,736,026	1,156,761	426,332	-	-